Bank Loans	12 Months Ended
Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Bank Loans

Note 8 – Bank Loans

A.	Breakdown of long-term loans:

	December 31,
	2021	2020
Long-term loan from bank Mizrachi (1)	$367,753	$434,422
Long-term loan from bank Mizrachi (2)	68,212	95,189
Long-term loan from bank Leumi (3)	79,789	93,313
State-guaranteed loan from bank Mizrachi (4)	106,053	108,865
Long-term loans from bank Mizrachi (5)	483,631	-,-
Long-term loan from bank Leumi (6)	-,-	19,166
	1,105,438	$750,955
Less - current maturities	(360,669)	(149,261)

	$744,769	$601,694

(1)	During the year ended December 31, 2018, the Company received a long term loan from Bank Mizrachi in the amount of NIS 1.85 million ($0.49 million), which loan carries an annual interest of 5.35%, matures in December 2025 and shall be due and payable in 84 equal monthly payments.

(2)	During the year ended December 31, 2019, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.4 million ($0.12 million), which loan carries an annual interest of 5.80%, matures in December 2023 and shall be due and payable in 48 equal monthly payments.

(3)	During the year ended December 31, 2020, the Company received a long term loan from Bank Leumi in the amount of NIS 0.3 million ($0.08 million), which carries an annual interest of 3.1%, matures on April 2025 and shall be due and payable in 48 equal monthly payments.

(4)	During the year ended December 31, 2020, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.35 million ($0.1 million), which carries an annual interest of 3.1%, matures on October 2025 and shall be due and payable in 60 equal monthly payments.

(5)	During the year ended December 31, 2021, the Company received loans from Bank Mizrachi in the total amount of NIS 1.5 million (approximately $0.46 million), which carry an annual interest of 5.2%-5.8%%, matures till January 2023.

(6)	During the year ended December 31, 2016, the Company received a long term loan from Bank Leumi in the amount of NIS 0.5 million ($0.13 million), which loan carries an annual interest of 5.25%, matures in June 2021 and shall be due and payable in 60 equal monthly payments.

In February 2022, the Company has repaid its liabilities to banks and Yaad in the amount of approx. $1.2 million and released of personal guarantees securing certain of those loans. In addition, the Company released all the collateral it provided to the banks (see Note 9A).

B.	Breakdown of short-term loans, bank credit and current maturities of long-term loans:

	December 31,	December 31,
	2021	2021	2020
	%

Bank credit	5.05%	$49,655	$442,854

Current maturities of long-term loans	3.1%-5.8%	360,669	149,261

		$410,324	$592,115

In June 2021, the Company’s executed a credit line in the aggregate amount of up to NIS 400,000 (approximately $121,501) from Bank Mizrahi Tefahot. Mr. Israel Bar, Company’s Chief Executive Officer and Director provided a personal guarantee to the Credit Line. As of December 31, 2021, NIS 154,427 was borrowed under the Credit Line.

C.	Liens for long-term loans - see Note 9A.